Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.4%
(a)
Bombardier, Inc., 7.00%, 06/01/32 ....... USD 108 $ 111,544
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32 ................. 116 117,132
Goat Holdco LLC, 6.75%, 02/01/32 ....... 108 109,790
TransDigm, Inc., 6.63%, 03/01/32 ........ 316 321,452
659,918
Air Freight & Logistics — 0.3%
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(a)
72 74,222
Automobile Components — 3.4%
American Axle & Manufacturing, Inc., 6.38%,
10/15/32
(a)
..................... 122 121,363
Clarios Global LP, 6.75%, 09/15/32
(a)
...... 172 174,284
Dexko Global, Inc., 7.50%, 04/15/32
(a) (b)
.... 90 74,826
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(a)
115 119,457
Goodyear Tire & Rubber Co. (The), 8.88%,
07/15/32 ...................... 151 154,833
IHO Verwaltungs GmbH, 8.00%, (8.00% Cash or
8.75% PIK), 11/15/32
(a) (c)
............ 60 63,017
Patrick Industries, Inc., 6.38%, 11/01/32
(a)
... 72 71,038
Phinia, Inc., 6.63%, 10/15/32
(a)
.......... 65 65,698
ZF North America Capital, Inc., 6.88%,
04/23/32
(a)
..................... 99 97,148
941,664
Automobiles — 0.4%
Nissan Motor Co. Ltd., 7.75%, 07/17/32
(a)
... 110 113,619
Biotechnology — 0.8%
Genmab A/S, 6.25%, 12/15/32
(a)
......... 215 216,868
Broadline Retail — 0.6%
(a)(b)
Macy's Retail Holdings LLC, 6.13%, 03/15/32 . 61 61,145
Wayfair LLC, 6.75%, 11/15/32 .......... 100 102,096
163,241
Building Products — 4.5%
(a)
Builders FirstSource, Inc.
4.25% , 02/01/32 .................. 187 170,191
6.38% , 06/15/32 .................. 100 99,644
Masterbrand, Inc., 7.00%, 07/15/32
(b)
...... 100 100,125
Miter Brands Acquisition Holdco, Inc., 6.75%,
04/01/32 ...................... 100 98,518
Quikrete Holdings, Inc., 6.38%, 03/01/32 ... 568 574,876
Standard Building Solutions, Inc., 6.50%,
08/15/32 ...................... 144 144,489
Wilsonart LLC, 11.00%, 08/15/32
(b)
....... 73 56,201
1,244,044
Capital Markets — 2.1%
(a)
Compass Group Diversified Holdings LLC,
5.00%, 01/15/32
(b)
................ 46 42,015
First Eagle Holdings, Inc., 7.25%, 08/15/32 .. 83 83,975
Jane Street Group, 6.13%, 11/01/32 ...... 208 206,975
Osaic Holdings, Inc., 6.75%, 08/01/32 ..... 146 146,451
Stonex Escrow Issuer LLC, 6.88%, 07/15/32 . 90 91,300
570,716
Chemicals — 2.3%
Celanese US Holdings LLC, 7.38%, 07/15/32
(d)
144 150,614
Methanex US Operations, Inc., 6.25%,
03/15/32
(a) (b)
.................... 86 86,998
Olympus Water US Holding Corp., 6.75%,
08/01/32
(a)
..................... 160 155,787
SCIH Salt Holdings, Inc., 8.00%, 08/15/32
(a)
.. 75 74,587
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32 57 52,804
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, 6.63%, 08/15/32
(a)
. USD 108 $ 102,822
623,612
Commercial Services & Supplies — 2.3%
(a)
ADT Security Corp. (The), 4.88%, 07/15/32 .. 105 98,220
Brink's Co. (The), 6.75%, 06/15/32 ....... 57 58,058
Cimpress plc, 7.38%, 09/15/32 .......... 75 75,033
Garda World Security Corp.
8.25% , 08/01/32 .................. 104 105,482
8.38% , 11/15/32 .................. 144 146,268
Luna 1.5 SARL, 12.00%, (12.00% Cash or
12.75% PIK), 07/01/32
(c)
............ 71 75,375
Wrangler Holdco Corp., 6.63%, 04/01/32 ... 67 67,162
625,598
Construction & Engineering — 0.7%
(a)
Arcosa, Inc., 6.88%, 08/15/32 .......... 86 88,772
Brundage-Bone Concrete Pumping Holdings,
Inc., 7.50%, 02/01/32 .............. 61 62,563
Global Infrastructure Solutions, Inc., 7.50%,
04/15/32 ...................... 43 44,794
196,129
Consumer Finance — 1.8%
Encore Capital Group, Inc., 6.63%, 06/01/32
(a)
105 105,143
EZCORP, Inc., 7.38%, 04/01/32
(a)
........ 43 45,023
FirstCash, Inc., 6.88%, 03/01/32
(a)
........ 72 73,093
Navient Corp., 7.88%, 06/15/32
(b)
........ 73 68,473
OneMain Finance Corp.
6.75% , 03/15/32 .................. 86 85,734
7.13% , 09/15/32 .................. 110 111,237
488,703
Consumer Staples Distribution & Retail — 1.4%
(a)
Albertsons Cos., Inc., 5.63%, 03/31/32 ..... 172 163,618
Performance Food Group, Inc., 6.13%, 09/15/32 144 144,544
US Foods, Inc., 7.25%, 01/15/32 ........ 72 74,400
382,562
Containers & Packaging — 1.1%
(a)
Clydesdale Acquisition Holdings, Inc., 6.75%,
04/15/32 ...................... 203 193,385
Graphic Packaging International LLC, 6.38%,
07/15/32
(b)
..................... 72 71,910
Owens-Brockway Glass Container, Inc., 7.38%,
06/01/32 ...................... 44 40,538
305,833
Distributors — 0.3%
Resideo Funding II LLC, 6.50%, 07/15/32
(a) (b)
. 86 86,030
Diversified Consumer Services — 1.1%
Service Corp. International, 5.75%, 10/15/32 . 115 114,179
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
.... 179 183,955
298,134
Diversified REITs — 1.2%
(a)
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 108 102,577
Uniti Group LP, 8.63%, 06/15/32 ......... 230 234,888
337,465
Diversified Telecommunication Services — 4.0%
Altice France SA
(a)
6.50% , 04/15/32 .................. 274 265,065
6.88% , 07/15/32 .................. 219 212,618
CCO Holdings LLC
(b)
4.75% , 02/01/32
(a)
................. 172 150,296
4.50% , 05/01/32 .................. 415 357,948

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Maya SAS, 7.00%, 04/15/32
(a)
.......... USD 123 $ 124,137
1,110,064
Electric Utilities — 1.6%
(a)
Alpha Generation LLC, 6.75%, 10/15/32 .... 144 145,259
California Buyer Ltd., 6.38%, 02/15/32 ..... 144 141,982
Long Ridge Energy LLC, 8.75%, 02/15/32
(b)
.. 86 88,977
NRG Energy, Inc., 3.88%, 02/15/32 ....... 69 63,091
439,309
Electrical Equipment — 0.1%
EnerSys, 6.63%, 01/15/32
(a)
........... 40 40,521
Electronic Equipment, Instruments & Components — 0.8%
(a)
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 72 72,452
Sensata Technologies, Inc., 6.63%, 07/15/32 . 70 71,656
Zebra Technologies Corp., 6.50%, 06/01/32 .. 72 72,826
216,934
Energy Equipment & Services — 1.0%
(a)
Archrock Partners LP, 6.63%, 09/01/32 ..... 100 101,429
Nabors Industries, Inc., 7.63%, 11/15/32 .... 100 101,970
Transocean International Ltd., 7.88%, 10/15/32 72 75,002
278,401
Entertainment — 0.4%
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
.... 72 73,910
Discovery Global Holdings, Inc., 4.28%, 03/15/32 45 35,690
109,600
Financial Services — 3.7%
Block, Inc., 6.50%, 05/15/32 ........... 287 290,198
CrossCountry Intermediate HoldCo LLC, 6.75%,
12/01/32
(a)
..................... 86 82,105
Freedom Mortgage Holdings LLC
(a)
8.00% , 02/01/32 .................. 70 69,465
8.38% , 04/01/32 .................. 93 93,420
PennyMac Financial Services, Inc., 6.88%,
05/15/32
(a)
..................... 122 116,741
Rocket Cos., Inc., 7.13%, 02/01/32
(a)
...... 137 140,451
Shift4 Payments LLC, 6.75%, 08/15/32
(a) (b)
.. 237 237,256
1,029,636
Food Products — 1.6%
(a)
Fiesta Purchaser, Inc., 9.63%, 09/15/32 .... 67 62,887
Froneri Lux Finco SARL, 6.00%, 08/01/32 ... 80 78,059
J&F LUXEMBOURG FINANCE SARL, 8.50%,
12/01/32
(b)
..................... 65 64,597
Lamb Weston Holdings, Inc., 4.38%, 01/31/32 100 93,740
Post Holdings, Inc., 6.25%, 02/15/32 ...... 144 144,818
444,101
Ground Transportation — 1.5%
(a)
Avis Budget Car Rental LLC, 8.38%, 06/15/32
(b)
86 85,683
Genesee & Wyoming, Inc., 6.25%, 04/15/32 . 100 100,643
Watco Cos. LLC, 7.13%, 08/01/32 ....... 136 139,802
XPO, Inc., 7.13%, 02/01/32 ............ 84 86,735
412,863
Health Care Equipment & Supplies — 0.3%
Teleflex, Inc., 5.88%, 01/15/32
(a)
......... 72 71,531
Health Care Providers & Services — 6.0%
(a)
Accendra Health, Inc., 9.00%, 06/15/32
(b)
... 77 73,549
Community Health Systems, Inc., 10.88%,
01/15/32 ...................... 222 234,173
Concentra Health Services, Inc., 6.88%,
07/15/32 ...................... 93 95,692
DaVita, Inc., 6.88%, 09/01/32 .......... 144 147,918
Global Medical Response, Inc., 7.38%, 10/01/32 144 147,132
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
LifePoint Health, Inc.
8.38% , 02/15/32 .................. USD 100 $ 100,627
10.00% , 06/01/32 ................. 115 110,448
Molina Healthcare, Inc., 3.88%, 05/15/32
(b)
.. 108 96,684
Paradigm Parent LLC, 8.75%, 04/17/32
(b)
... 72 66,088
Radiology Partners, Inc., 8.50%, 07/15/32 ... 129 135,559
Select Medical Corp., 6.25%, 12/01/32
(b)
.... 81 77,746
Surgery Center Holdings, Inc., 7.25%, 04/15/32 176 176,459
Tenet Healthcare Corp., 5.50%, 11/15/32 ... 215 211,764
1,673,839
Health Care REITs — 0.7%
MPT Operating Partnership LP, 8.50%,
02/15/32
(a)
..................... 198 201,288
Health Care Technology — 1.0%
IQVIA, Inc., 6.25%, 06/01/32
(a)
.......... 287 290,986
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP, 6.50%, 04/01/32
(a)
. 144 146,425
Service Properties Trust, 8.88%, 06/15/32
(b)
.. 72 74,000
220,425
Hotels, Restaurants & Leisure — 8.5%
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc., 9.50%, 07/01/32
(a)
.... 72 69,957
Caesars Entertainment, Inc.
(a)(b)
6.50% , 02/15/32 .................. 215 205,705
6.00% , 10/15/32 .................. 158 138,727
Hilton Domestic Operating Co., Inc.
(a)
3.63% , 02/15/32 .................. 215 194,611
6.13% , 04/01/32 .................. 63 63,607
Hilton Grand Vacations Borrower LLC, 6.63%,
01/15/32
(a)
..................... 129 129,348
Kingpin Intermediate Holdings LLC, 7.25%,
10/15/32
(a) (b)
.................... 72 58,454
Melco Resorts Finance Ltd., 7.63%, 04/17/32
(a)
105 107,088
MGM Resorts International, 6.50%, 04/15/32
(b)
108 107,293
Motion Finco SARL, 8.38%, 02/15/32
(a)
..... 61 47,832
NCL Corp. Ltd., 6.75%, 02/01/32
(a)
....... 258 252,874
Six Flags Entertainment Corp.
(a)
8.63% , 01/15/32 .................. 144 145,644
6.63% , 05/01/32 .................. 122 122,854
Station Casinos LLC, 6.63%, 03/15/32
(a) (b)
... 67 67,694
Vail Resorts, Inc., 6.50%, 05/15/32
(a)
...... 86 87,061
Voyager Parent LLC, 9.25%, 07/01/32
(a)
.... 251 266,742
Yum! Brands, Inc.
4.63% , 01/31/32 .................. 158 150,204
5.38% , 04/01/32 .................. 144 142,023
2,357,718
Household Durables — 1.3%
American Greetings Corp., 8.88%, 01/15/32
(a)
65 63,965
Beazer Homes USA, Inc., 8.00%, 01/15/32
(a)
. 55 56,251
LGI Homes, Inc., 7.00%, 11/15/32
(a) (b)
...... 55 53,671
Newell Brands, Inc., 6.63%, 05/15/32
(b)
..... 69 69,751
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(a)
..................... 75 76,808
Whirlpool Corp., 4.70%, 05/14/32 ........ 45 35,021
355,467
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Operating LLC, 3.75%,
01/15/32
(a)
..................... 46 41,297
Insurance — 4.0%
(a)
Acrisure LLC, 6.75%, 07/01/32 .......... 79 72,668
Alliant Holdings Intermediate LLC, 7.38%,
10/01/32
(b)
..................... 100 100,596

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 USD 230 $ 229,024
Howden UK Refinance plc, 8.13%, 02/15/32 . 170 158,074
HUB International Ltd., 7.38%, 01/31/32 .... 273 279,129
Ryan Specialty LLC, 5.88%, 08/01/32 ..... 172 169,656
USI, Inc., 7.50%, 01/15/32 ............ 89 90,967
1,100,114
IT Services — 1.5%
(a)
Cogent Communications Group LLC, 6.50%,
07/01/32
(b)
..................... 86 76,571
CoreWeave, Inc., 9.63%, 07/15/32 ....... 180 161,348
ION Platform Finance US, Inc., 7.88%, 09/30/32 215 169,899
407,818
Machinery — 0.4%
Terex Corp., 6.25%, 10/15/32
(a)
......... 108 108,460
Marine Transportation — 0.3%
Danaos Corp., 6.88%, 10/15/32
(a)
........ 70 71,604
Media — 6.0%
AMC Global Media, Inc., 10.50%, 07/15/32
(a)
. 189 194,740
DirecTV Financing LLC, 9.25%, 06/01/32
(a)
.. 201 205,735
Discovery Global Holdings, Inc., 4.28%,
03/15/32
(b)
..................... 290 257,293
Dotdash Meredith, Inc., 7.63%, 06/15/32
(a)
... 55 51,773
Gray Media, Inc., 9.63%, 07/15/32
(a) (b)
..... 165 166,695
Midcontinent Communications, 8.00%,
08/15/32
(a)
..................... 93 79,003
Paramount Global, 4.20%, 05/19/32 ...... 144 122,245
Sirius XM Radio LLC, 5.88%, 04/15/32
(a)
.... 179 175,695
Univision Communications, Inc., 9.38%,
08/01/32
(a)
..................... 214 214,137
VZ Secured Financing BV, 5.00%, 01/15/32
(a)
. 220 180,413
1,647,729
Metals & Mining — 2.8%
Alumina Pty. Ltd., 6.38%, 09/15/32
(a)
...... 70 70,526
Century Aluminum Co., 6.88%, 08/01/32
(a)
... 57 57,986
Champion Iron Canada, Inc., 7.88%, 07/15/32
(a)
72 73,809
Cleveland-Cliffs, Inc., 7.00%, 03/15/32
(a)
.... 205 205,531
Coeur Mining, Inc., 6.88%, 04/01/32
(a)
..... 55 56,295
Commercial Metals Co., 4.38%, 03/15/32 ... 43 40,224
Constellium SE, 6.38%, 08/15/32
(a)
....... 50 50,423
Fortescue Treasury Pty. Ltd., 6.13%, 04/15/32
(a)
115 116,241
Mineral Resources Ltd., 6.00%, 05/01/32
(a)
.. 93 91,132
762,167
Oil, Gas & Consumable Fuels — 7.9%
Antero Midstream Partners LP, 6.63%,
02/01/32
(a)
..................... 86 87,511
Ascent Resources Utica Holdings LLC, 6.63%,
10/15/32
(a)
..................... 86 86,532
Blue Racer Midstream LLC, 7.25%, 07/15/32
(a)
72 73,959
CNX Resources Corp., 7.25%, 03/01/32
(a)
... 86 88,383
Crescent Energy Finance LLC
(a)
7.63% , 04/01/32 .................. 158 159,730
7.88% , 04/15/32 .................. 144 146,669
Genesis Energy LP, 7.88%, 05/15/32 ...... 100 103,231
Global Partners LP, 8.25%, 01/15/32
(a)
..... 62 64,625
Harvest Midstream I LP, 7.50%, 05/15/32
(a)
.. 72 73,782
Hilcorp Energy I LP, 6.25%, 04/15/32
(a)
..... 69 67,026
Howard Midstream Energy Partners LLC, 7.38%,
07/15/32
(a)
..................... 86 88,881
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(a)
..................... 57 58,010
Matador Resources Co., 6.50%, 04/15/32
(a)
.. 129 128,798
Murphy Oil Corp., 6.00%, 10/01/32 ....... 86 85,193
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC, 8.38%, 02/15/32
(a)
USD 184 $ 191,229
Northriver Midstream Finance LP, 6.75%,
07/15/32
(a)
..................... 90 90,584
SM Energy Co., 7.00%, 08/01/32
(a) (b)
...... 108 109,713
Sunoco LP
(a)
7.25% , 05/01/32 .................. 108 111,499
6.63% , 08/15/32 .................. 71 71,728
Venture Global LNG, Inc., 9.88%, 02/01/32
(a)
. 287 305,610
2,192,693
Passenger Airlines — 0.6%
(a)
Avianca Midco 2 plc, 10.25%, 01/07/32 .... 95 89,072
VistaJet Malta Finance plc, 8.75%, 01/15/32
(b)
76 74,683
163,755
Personal Care Products — 0.9%
Opal Bidco SAS, 6.50%, 03/31/32
(a)
....... 160 161,066
Perrigo Finance Unlimited Co., 6.13%,
09/30/32
(b)
..................... 103 97,846
258,912
Pharmaceuticals — 3.3%
(a)
1261229 BC Ltd., 10.00%, 04/15/32 ...... 795 812,613
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32 86 88,582
901,195
Professional Services — 0.9%
(a)
Amentum Holdings, Inc., 7.25%, 08/01/32 ... 144 147,914
CoreLogic, Inc., 12.00%, 02/01/32 ....... 115 107,697
255,611
Real Estate Management & Development — 0.3%
Howard Hughes Corp. (The), 5.88%, 03/01/32
(a)
72 70,309
Semiconductors & Semiconductor Equipment — 0.5%
Qnity Electronics, Inc., 5.75%, 08/15/32
(a)
... 144 143,177
Software — 1.5%
(a)
AthenaHealth Group, Inc., 7.50%, 02/15/32 .. 72 73,815
Cloud Software Group LLC, 8.25%, 06/30/32 . 257 243,258
SS&C Technologies, Inc., 6.50%, 06/01/32 .. 108 108,966
426,039
Specialized REITs — 0.7%
(a)
Iron Mountain, Inc., 5.63%, 07/15/32 ...... 86 84,192
Millrose Properties, Inc., 6.25%, 09/15/32 ... 108 107,999
192,191
Specialty Retail — 2.4%
Advance Auto Parts, Inc., 3.50%, 03/15/32
(b)
. 50 43,763
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(a)
..................... 86 81,928
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(a)
97 101,486
Global Auto Holdings Ltd., 8.75%, 01/15/32
(a)
. 75 72,762
PetSmart LLC, 7.50%, 09/15/32
(a)
........ 285 288,271
Sally Holdings LLC, 6.75%, 04/01/32 ...... 86 87,715
675,925
Technology Hardware, Storage & Peripherals — 0.4%
Seagate Data Storage Technology Pte. Ltd.,
9.63%, 12/01/32 ................. 105 115,126
Tobacco — 0.2%
Turning Point Brands, Inc., 7.63%, 03/15/32
(a)
42 42,774
Trading Companies & Distributors — 2.7%
EquipmentShare.com, Inc., 8.63%, 05/15/32
(a)
86 87,999
FTAI Aviation Investors LLC, 7.00%, 06/15/32
(a)
115 117,683
QXO Building Products, Inc., 6.75%, 04/30/32
(a)
323 329,930
United Rentals North America, Inc., 3.75%,
01/15/32 ...................... 108 98,708

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
WESCO Distribution, Inc., 6.63%, 03/15/32
(a)
. USD 122 $ 124,541
758,861
Wireless Telecommunication Services — 0.3%
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(a)
105 88,256
Total Long-Term Investments — 97 .7%
(Cost: $ 27,262,841 ) ............................... 27,005,054
Shares
Shares
Short-Term Securities
Money Market Funds — 10.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(g)
.................. 2,727,034 2,727,853
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 210,812 210,812
Total Short-Term Securities — 10 .6%
(Cost: $ 2,938,561 ) ............................... 2,938,665
Total Investments — 108 .3%
(Cost: $ 30,201,402 ) ............................... 29,943,719
Liabilities in Excess of Other Assets — (8.3) % ............. (2,289,706)
Net Assets — 100.0% ...............................
$ 27,654,013
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,202,544 $ 1,525,865
(a)
$ — $ (576) $ 20 $ 2,727,853 2,727,034 $ 7,005
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 59,437 151,375
(a)
— — — 210,812 210,812 2,122 —
$ (576) $ 20 $ 2,938,665 $ 9,127 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2032 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 27,005,054 $ — $ 27,005,054
Short-Term Securities
Money Market Funds ...................................... 2,938,665 — — 2,938,665
$ 2,938,665 $ 27,005,054 $ — $ 29,943,719
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
PIK Payment-In-Kind
REIT Real Estate Investment Trust